SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Product Information [Line Items]
Total revenues		$ 32,207,262	$ 251,216,649	$ 181,830,126	$ 141,372,358
Total revenues, percentage		100.00%	100.00%	100.00%	100.00%
Sale of Hardware Products [Member]
Product Information [Line Items]
Total revenues	[1]	$ 81,828	$ 638,259	$ 492,705	$ 834,848
Total revenues, percentage	[1]	0.30%	0.30%	0.30%	0.60%
IT Professional Services [Member]
Product Information [Line Items]
Total revenues		$ 812,430	$ 6,336,954	$ 4,779,716	$ 4,848,321
Total revenues, percentage		2.50%	2.50%	2.60%	3.40%
Maintenance and Support Services [Member]
Product Information [Line Items]
Total revenues		$ 1,265,610	$ 9,871,754	$ 4,577,928	$ 2,144,530
Total revenues, percentage		3.90%	3.90%
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenues		$ 30,375,645	$ 236,930,035	$ 176,333,174	$ 137,980,469
Total revenues, percentage		94.30%	94.30%	97.00%	97.60%
Transferred at Point in Time [Member] | Sale of Hardware Products [Member]
Product Information [Line Items]
Total revenues		$ 81,828	$ 638,259	$ 492,705	$ 834,848
Total revenues, percentage		0.20%	0.20%	0.30%	0.60%
Transferred at Point in Time [Member] | IT Professional Services [Member]
Product Information [Line Items]
Total revenues		$ 246,422	$ 1,922,094	$ 3,860,692	$ 3,600,962
Total revenues, percentage		0.80%	0.80%	2.10%	2.50%
Transferred at Point in Time [Member] | Contracts With Multiple Promises [Member]
Product Information [Line Items]
Total revenues		$ 30,047,395	$ 234,369,682	$ 171,979,777	$ 133,544,659
Total revenues, percentage		93.30%	93.30%	94.60%	94.50%
Transferred over Time [Member]
Product Information [Line Items]
Total revenues		$ 1,831,617	$ 14,286,614	$ 5,496,952	$ 3,391,889
Total revenues, percentage		5.70%	5.70%	3.00%	2.40%
Transferred over Time [Member] | IT Professional Services [Member]
Product Information [Line Items]
Total revenues		$ 566,007	$ 4,414,860	$ 919,024	$ 1,247,359
Total revenues, percentage		1.80%	1.80%	0.50%	0.90%
Transferred over Time [Member] | Maintenance and Support Services [Member]
Product Information [Line Items]
Total revenues		$ 1,265,610	$ 9,871,754	$ 4,577,928	$ 2,144,530
Total revenues, percentage		3.90%	3.90%	2.50%	1.50%

[1]	Revenue Recognition for Contracts with Non-Distinct Obligations